Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Absolute Return Fund), Class A)	0 Months Ended
	Sep. 28, 2011
(Oppenheimer Absolute Return Fund) | Class A
Operating Expenses:
Management Fees	1.10%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.69%
Other Expenses of the Subsidiary	0.17%	[2]
Total Other Expenses	0.86%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.03%
Fee Waiver and Expense Reimbursement	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.89%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the estimated gross management fee of the Subsidiary for its first fiscal year.
[2]	"Other Expenses of the Subsidiary" are based on estimated amounts for its first fiscal year.
[3]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This expense limitation may be amended or withdrawn after one year from the date of this prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.